Regulatory Matters - Summary of Bank's Actual Capital Amounts and Ratios (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Regulatory Capital Requirements [Abstract]
Total Capital (To Risk-Weighted Assets), Actual Amount	$ 115,721	$ 89,604
Common Equity Tier 1 Capital (To Risk-weighted Assets), Actual Amount	109,144	84,724
Tier 1 Capital (To Risk-Weighted Assets), Actual Amount	109,144	84,724
Tier 1 Capital (To Average Assets), Actual Amount	$ 109,144	$ 84,724
Total Capital (To Risk-Weighted Assets), Actual Ratio	14.253%	14.325%
Common Equity Tier 1 Capital (To Risk-weighted Assets), Actual Ratio	13.443%	13.545%
Tier 1 Capital (To Risk-Weighted Assets), Actual ratio	13.443%	13.545%
Tier 1 Capital (To Average Assets), Actual Ratio	14.006%	10.429%
Total Capital (To Risk-Weighted Assets), Required For Capital Adequacy Purposes Amount	$ 80,174	$ 57,859
Common Equity Tier 1 Capital (To Risk-weighted Assets), Required For Capital Adequacy Purposes Amount	51,758	35,967
Tier 1 Capital (To Risk-Weighted Assets), Required For Capital Adequacy Purposes Amount	63,936	45,349
Tier 1 Capital (To Average Assets), Required For Capital Adequacy Purposes Amount	$ 31,172	$ 32,497
Total Capital (To Risk-Weighted Assets) Required For Capital Adequacy Purposes Ratio	9.875%	9.25%
Common Equity Tier 1 Capital (To Risk-weighted Assets), Required For Capital Adequacy Purposes Ratio	6.375%	5.75%
Tier 1 Capital (To Risk-Weighted Assets), Required For Capital Adequacy Purposes Ratio	7.875%	7.25%
Tier 1 Capital (To Average Assets), Required For Capital Adequacy Purposes Ratio	4.00%	4.00%
Total Capital (To Risk-Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Regulations, Amount	$ 81,189	$ 62,551
Common Equity Tier 1 Capital (To Risk-weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Regulations, Amount	52,773	40,658
Tier 1 Capital (To Risk-Weighted Assets),To Be Well Capitalized Under Prompt Corrective Action Regulations, Amount	64,951	50,040
Tier 1 Capital (To Average Assets), To Be Well Capitalized Under Prompt Corrective Action Regulations, Amount	$ 38,965	$ 40,621
Total Capital (To Risk-Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Regulations, Ratio	10.00%	10.00%
Common Equity Tier 1 Capital (To Risk-weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Regulations, Ratio	6.50%	6.50%
Tier 1 Capital (To Risk-Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Regulations, Ratio	8.00%	8.00%
Tier 1 Capital (To Average Assets).To Be Well Capitalized Under Prompt Corrective Action Regulations, Ratio	5.00%	5.00%